Revenue (Details) - Schedule of revenue expected to be recognised in the future related to performance obligations - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of revenue expected to be recognised in the future related to performance obligations [Abstract]
Undelivered vehicles	£ 7,911	£ 9,059	£ 385